Financial instruments - Other long-term investments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investments other than equity method investments
Balance at January 1	€ 34,370	€ 135,593
Additions	10,893	7,532
Reclassified as Held for Sale	(3,830)
Disposals	(1,918)	(69,370)
Fair value adjustments recognized in profit or loss	4,269	(34,310)
Adjustments to fair value, recognized in OCI	(1,144)	(5,075)
Balance at December 31	42,640	34,370
Tubulis GmbH, Munich, Germany
Investments other than equity method investments
Additions	3,634	1,116
Fair value adjustments recognized in profit or loss	1,597	4,314
Aurobac Therapeutics SAS, Lyon, France
Investments other than equity method investments
Additions	2,500
Mission BioCapital V LP, Cambridge, United States
Investments other than equity method investments
Additions	1,802	1,390
Curie Bio Seed Fund I LP, Boston, USA
Investments other than equity method investments
Additions	1,287	2,214
Fair value adjustments recognized in profit or loss	(1,140)	1,518
Aeovian Pharmaceuticals Inc., San Francisco, United States
Investments other than equity method investments
Reclassified as Held for Sale	(3,830)
Fair value adjustments recognized in profit or loss	3,500	(3,866)
Recursion Pharmaceuticals Inc.
Investments other than equity method investments
Disposals		(69,370)
Sernova Corp.
Investments other than equity method investments
Adjustments to fair value, recognized in OCI	€ (1,144)	€ (5,075)